Investment Securities (Contractual maturities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Amortized cost
Within one year	$ 2,477
After one year through five years	3,411
After five years through ten years	5,158
After ten years	18,661
Estimated fair value
Within one year	2,491
After one year through five years	3,662
After five years through ten years	5,572
After ten years	$ 22,768